Stock Based Compensation (Tables)	12 Months Ended
Apr. 30, 2012
Ranges of Estimates and Assumptions Used in Calculation

The following table indicates ranges of estimates and assumptions used in the calculation:

Year of Exit Event		2012 - 2019
Probability of Exit Event	Base case	50% in years 2014 to 2017
	Accelerated exit	25% in years 2013 to 2016
	Delayed exit	25% in years 2015 and 2018
Risk free rate		0.03% - 2.01%
Expected dividends		nil
Historical volatility		43.59% - 51.88%

2011 Plan | Time and Performance Based Stock Options
Summary of Stock Option Activity

The following table summarizes the time and performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	36,144,451	0.65
Forfeited	—	—
Exchanged options	5,676,525	0.65

Outstanding, end of period	41,820,976	$0.65	9.6 years

Exercisable, end of period	—

2011 Plan | Performance Based Stock Options
Summary of Stock Option Activity

The following table summarizes the performance stock option activity under the 2011 Plan:

	Number of options	Year ended April 30, 2012
		Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of period	—	$—
Granted	74,267,700	0.65
Forfeited	—	—
Exchanged shares	170,000	0.65

Outstanding, end of period	74,437,700	$0.65	9.6 years

Exercisable, end of period	—

2008 Plan
Summary of Stock Option Activity

The following table summarizes the stock option activity under the 2008 Plan:

	April 30, 2012			April 30, 2011
	Number of options	Weighted average exercise price	Weighted remaining contractual life	Number of options	Weighted average exercise price	Weighted remaining contractual life

Outstanding, beginning of year	29,829,585	$1.00		38,956,549	$1.00
Granted	—	—		—	—
Forfeited	(1,780,871)	1.00		(9,126,964)	1.00
Exchanged options	(5,676,525)	1.00		—	—

Outstanding, end of year	22,372,189	$1.00	6.4 years	29,829,585	$1.00	7.4 years

Exercisable, end of year	20,702,623			19,533,926